UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.3%
	Shares	Value
Argentina — 0.4%
Petrobras Argentina ADR	73,025	$1,185,926
Telecom Argentina ADR	113,725	2,382,539

		3,568,465

Brazil — 14.5%
Banco do Brasil	870,500	13,553,739
Banco Santander Brasil ADR	113,558	1,035,649
Centrais Eletricas Brasileiras ADR	252,446	2,577,474
Cia de Saneamento Basico do Estado de Sao Paulo *	214,021	7,149,966
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	144,519	9,522,357
Cia de Saneamento de Minas Gerais-COPASA	116,200	2,574,459
Cia Energetica de Minas Gerais ADR	100,787	2,039,929
Cielo	373,900	11,144,417
Cosan	117,355	1,506,838
EDP - Energias do Brasil	28,700	668,894
Embraer ADR	381,699	10,466,186
Embratel Participacoes	794	4
Multiplus	10,200	179,433
Petroleo Brasileiro ADR	1,007,569	30,781,233
Seara Alimentos (A) *	911	3
Telefonica Brasil ADR	319,964	8,907,798
Tim Participacoes	1	6
Tim Participacoes ADR	284,590	8,210,421
Ultrapar Participacoes ADR	9,803	195,080
Vale ADR, Cl B	1,064,990	26,944,247

		137,458,133

Chile — 1.0%
Administradora de Fondos de Pensiones Provida ADR	2,880	205,747
Cia Cervecerias Unidas ADR	8,587	538,062
Enersis ADR	489,171	8,956,721

		9,700,530

China — 9.4%
Bank of China	12,885,000	5,532,753
Changyou.com ADR *	58,903	1,516,163
China Citic Bank	2,535,000	1,618,064
China Communications Construction	717,000	666,603
China Petroleum & Chemical	16,882,000	20,506,304
China Southern Airlines *	946,000	487,937
China Sports International	670,000	26,640
China Techfaith Wireless Communication
Technology ADR *	46,083	94,931
China Telecom	24,472,000	13,758,420
Dongfeng Motor Group	5,376,000	10,051,708
Giant Interactive Group ADR	46,041	195,674
Harbin Power Equipment	794,000	768,906
Jiangling Motors	67,800	140,319
Luthai Textile	611,200	500,460
Perfect World ADR *	299,451	3,210,115
PetroChina	14,312,000	20,927,916

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
China — continued
Qingling Motors	918,000	$253,320
Renesola ADR *	292,570	693,391
Shanda Games ADR	250,192	890,684
Shanghai Chlor-Alkali Chemical *	150,000	72,300
Shanghai Friendship Group	327,270	454,905
Shanghai Mechanical and Electrical Industry	367,800	333,594
Sinopec Shanghai Petrochemical	2,576,000	913,463
Sohu.com *	83,743	4,992,758
Weiqiao Textile, Cl H	1,169,500	601,708

		89,209,036

Czech Republic — 0.4%
Komercni Banka	17,629	3,371,560
Pegas Nonwovens	5,000	115,634

		3,487,194

Egypt — 0.3%
Alexandria Mineral Oils	24,485	313,600
Commercial International Bank Egypt SAE	223,642	875,863
Ezz Steel	408,960	382,764
Talaat Moustafa Group *	521,702	344,569
Telecom Egypt	282,406	702,031

		2,618,827

Hong Kong — 3.5%
Chaoda Modern Agriculture Holdings (A)	374,000	53,049
China Minsheng Banking	4,066,000	3,759,232
China Mobile	2,335,500	23,881,723
China Unicom Hong Kong	410,000	754,961
CNOOC	932,000	1,915,653
Global Bio-Chemical Technology Group	1,316,000	296,966
Lenovo Group	3,102,000	2,483,968
TPV Technology	604,000	154,211

		33,299,763

Hungary — 0.0%
Magyar Telekom Telecommunications	143,114	340,635

India — 7.4%
Aditya Birla Nuvo	27,963	462,826
Allahabad Bank	475,087	1,552,393
Andhra Bank	677,845	1,397,096
Apollo Tyres	2,011,899	2,948,262
Aptech	68,832	122,029
Arvind *	898,923	1,754,573
Balrampur Chini Mills	5,870	5,794
Bank of Baroda	530,557	8,088,741
Bank of India	65,743	458,299
Binani Industries	31,237	69,342
Canara Bank	598,977	5,695,370
Chambal Fertilizers & Chemicals	720,310	1,236,212
Deccan Chronicle Holdings *	117,886	103,126

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
India — continued
Dena Bank	727,830	$999,588
Everest Kanto Cylinder	27,086	20,024
Gitanjali Gems	242,952	1,524,838
Glenmark Pharmaceuticals	33,015	197,062
Grasim Industries	27,690	1,463,162
Gujarat State Fertilisers & Chemicals	51,767	392,912
Hindustan Petroleum	187,166	1,117,355
IDBI Bank	1,256,380	2,576,799
Indian Bank	396,690	1,771,625
Indian Overseas Bank	649,387	1,149,956
Jammu & Kashmir Bank	9,254	155,263
JBF Industries	382,930	847,341
MRF	24	3,838
NIIT Technologies	156,447	661,514
Oil & Natural Gas	1,215,435	6,786,425
Oriental Bank of Commerce	431,475	2,227,193
Petronet LNG	69,584	231,806
PSL	44,217	55,137
Punjab National Bank	430,585	8,196,704
Rajesh Exports	62,013	165,631
Sasken Communications Technologies	470,374	1,018,953
SRF	177,925	977,616
Syndicate Bank	343,104	669,344
Tata Chemicals	78,460	541,713
Tata Motors	1,775,970	8,755,920
Uflex	195,499	523,743
Union Bank of India	378,329	1,746,252
Vijaya Bank	1,654,439	1,870,614

		70,542,391

Indonesia — 1.1%
AKR Corporindo	5,159,000	2,096,921
Bakrie Sumatera Plantations	12,254,500	395,747
Bank Negara Indonesia Persero	4,991,500	2,014,943
Citra Marga Nusaphala Persada	1,357,000	247,826
Darma Henwa *	8,485,000	79,370
Gajah Tunggal	5,603,000	1,809,432
Indofood Sukses Makmur	3,497,500	1,869,488
Indosat	299,000	181,464
Japfa Comfeed Indonesia	343,000	156,603
Perusahaan Perkebunan London Sumatra Indonesia	760,000	205,234
Sampoerna Agro	1,379,500	483,900
Surya Semesta Internusa	4,902,000	491,292
Telekomunikasi Indonesia ADR	23,957	734,282

		10,766,502

Malaysia — 1.6%
Digi.Com	561,000	730,776
DRB-Hicom	466,100	433,902
Genting	286,200	1,046,890
Hong Leong Bank	51,200	191,326

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
Malaysia — continued
KUB Malaysia	147,200	$33,653
Kulim Malaysia	615,100	890,276
Land & General *	1,507,200	200,795
Malaysia Building Society	1,079,700	770,707
OSK Holdings	312,600	183,036
Proton Holdings	803,100	1,426,559
RHB Capital	172,900	404,950
Sime Darby	422,400	1,269,979
Telekom Malaysia	4,615,200	7,287,158

		14,870,007

Mexico — 1.6%
Alfa, Ser A	408,200	5,359,446
Bio Pappel *	169,500	66,338
Coca-Cola Femsa ADR	52,964	5,190,472
Gruma *	79,800	177,592
Grupo Aeroportuario del Pacifico	93,351	349,591
Grupo Aeroportuario del Pacifico ADR	26,506	993,180
Grupo Aeroportuario del Sureste	34,900	230,328
Grupo Aeroportuario del Sureste ADR	9,054	596,387
Grupo Financiero Banorte	262,000	1,045,507
Grupo Modelo	159,900	991,230

		15,000,071

Pakistan — 0.1%
Attock Refinery	268,591	358,587
Bank Alfalah *	904,800	122,108
DG Khan Cement *	1,948,800	499,919
Pakistan Telecommunication	1,728,382	213,562

		1,194,176

Philippines — 0.2%
DMCI Holdings	316,200	339,286
Metropolitan Bank & Trust	344,570	609,649
Philippine Long Distance Telephone	4,200	268,047
Philippine National Bank *	226,380	332,415
Security Bank	71,010	188,664
Universal Robina	392,100	490,697

		2,228,758

Poland — 2.7%
Grupa Lotos *	59,319	480,159
KGHM Polska Miedz	220,172	9,532,320
Polski Koncern Naftowy Orlen	831,739	9,471,981
Polskie Gornictwo Naftowe i Gazownictwo	191,568	231,113
Tauron Polska Energia	2,824,186	4,729,750
Telekomunikacja Polska	118,053	633,394

		25,078,717

Russia — 5.2%
LUKOIL ADR	302,015	17,682,978
OAO Gazprom ADR	2,135,810	25,843,301

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
Russia — continued
Surgutneftegas ADR	593,431	$5,554,514

		49,080,793

Singapore — 0.1%
China Yuchai International	35,390	551,730
Yangzijiang Shipbuilding Holdings	644,000	565,901

		1,117,631

South Africa — 3.5%
Gold Fields ADR	104,057	1,709,657
Imperial Holdings	457,258	8,114,747
Kumba Iron Ore	79,750	5,475,021
Liberty Holdings	40,944	446,494
MTN Group	392,996	6,701,625
Sappi	54,763	180,882
Telkom	778,225	2,939,104
Vodacom Group	16,822	207,500
Woolworths Holdings	1,416,770	7,617,921

		33,392,951

South Korea — 19.8%
AtlasBX *	262,941	5,747,153
BNG Steel *	9,530	112,846
BS Financial Group *	15,290	173,564
Chong Kun Dang Pharm *	8,530	158,722
CJ *	108,326	7,474,417
Daeduck GDS *	24,730	212,468
Daelim Industrial *	3,357	322,789
Daesang *	540	7,091
Daou Data *	44,716	156,856
Daou Technology *	19,130	231,631
Dongwoo *	33,525	109,840
Doosan	3,057	416,418
Ecoplastic *	228,571	512,820
Eugene *	58,454	303,407
Global & Yuasa Battery *	15,790	637,532
Grand Korea Leisure	9,970	176,641
Green Cross Holdings *	13,560	163,585
GS Home Shopping	5,846	562,115
Halim *	18,328	38,755
Halla Engineering & Construction *	10,470	132,366
Hana Financial Group	366,500	12,529,915
Hanil E-Wha *	199,070	1,685,502
Hankook Tire *	21,970	877,274
Hanwha *	247,820	8,020,172
Hite Holdings *	14,760	153,750
Honam Petrochemical *	13,956	4,553,841
Husteel *	22,760	387,034
Hyosung *	21,431	1,194,427
Hyundai Department Store *	4,827	786,450
Hyundai Marine & Fire Insurance	10,080	296,154

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
South Korea — continued
Hyundai Mipo Dockyard *	175	$19,631
Hyundai Motor	98,701	19,420,337
In the F *	76,100	43,701
Industrial Bank of Korea *	107,270	1,208,124
Inzi Controls *	5,490	26,541
Jeongmoon Information *	107,289	237,847
Kia Motors	246,037	14,785,878
Kolon *	25,730	506,262
Korea Exchange Bank	218,180	1,536,506
KP Chemical *	241,540	3,548,264
Kyeryong Construction Industrial *	18,032	223,955
LG *	179,245	11,234,730
LG Display *	258,670	6,782,258
LIG Insurance	8,350	180,277
Neowiz *	6,358	132,741
Nong Shim *	990	208,454
Pacific *	1,322	303,076
Samsung Electronics	47,375	46,691,709
Samsung Heavy Industries	79,580	2,529,386
SBS Media Holdings *	50,410	159,775
Shinhan Financial Group	54,995	2,191,085
SK C&C	33,806	3,927,781
SK Chemicals	17,786	1,022,949
SK Holdings	68,576	8,578,106
SK Networks *	19,620	192,147
SK Telecom ADR	266,309	3,730,989
Sungwoo Hitech *	1,420	17,067
Taekwang Industrial	160	188,034
Taeyoung Engineering & Construction *	67,270	343,777
TS *	22,368	430,154
Woori Finance Holdings *	730,785	7,221,968
Youngone *	51,498	1,217,300
Youngone Holdings *	21,582	999,167
YTN *	66,226	212,263

		188,187,774

Taiwan — 11.3%
Acelon Chemicals & Fiber	4,440	3,048
AmTRAN Technology	319,000	196,907
Asia Vital Components	194,697	142,240
AU Optronics	6,452,000	3,447,933
Cheng Loong	2,253,680	868,969
Chien Shing Stainless Steel *	656,000	92,079
China Life Insurance	8,676,819	8,114,525
China Manmade Fibers *	2,416,000	821,240
China Metal Products	377,188	257,064
China Motor	2,135,000	2,278,267
China Petrochemical Development	1,389,300	1,550,663
Chin-Poon Industrial	568,000	406,318
Chipbond Technology	198,000	228,699

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
Taiwan — continued
Compal Electronics	7,713,169	$8,661,206
Coretronic	710,000	600,352
CSBC Taiwan	305,000	242,939
CTCI	298,000	419,292
E.Sun Financial Holding	659,089	309,861
Elitegroup Computer Systems	642,000	149,827
Far EasTone Telecommunications	176,000	339,309
Feng TAY Enterprise	99,640	89,139
Formosa Taffeta	387,000	371,738
FSP Technology	217,357	182,319
Fubon Financial Holding	12,286,947	13,714,038
Getac Technology	336,000	172,171
Gigabyte Technology	171,000	138,230
GMI Technology	171,074	62,491
Grand Pacific Petrochemical	3,778,000	1,923,118
Hai Kwang Enterprise	303,571	140,152
Hannstar Board	509,234	220,462
Inventec	6,206,620	2,624,053
Jean	21,000	4,425
Kenda Rubber Industrial	266,550	294,804
King Yuan Electronics	2,127,000	827,319
Leader Electronics	188,673	66,367
Lingsen Precision Industries	935,000	483,850
LITE-ON IT	2,097,348	2,060,744
Lite-On Technology	6,352,533	8,057,227
Long Bon International	365,000	145,674
Mega Financial Holding	3,935,960	2,702,428
Mercuries & Associates	1,461,662	1,552,330
New Asia Construction & Development	616,704	165,826
Nien Hsing Textile	344,267	245,107
Pegatron	1,750,343	2,119,403
Phihong Technology	164,000	219,103
Pou Chen	7,282,270	6,391,629
Powerchip Technology *	10,993,000	449,893
P-Two Industries	49,000	34,638
Radiant Opto-Electronics	776,977	2,956,433
Sanyang Industry	1,036,680	613,607
Sigurd Microelectronics	300,000	212,575
Sinon	291,420	122,222
SinoPac Financial Holdings	2,259,134	706,791
Skymedi	79,000	213,759
Star Comgistic Capital	172,000	107,914
STATS ChipPAC Taiwan Semiconductor	147,000	123,055
Taishin Financial Holding	6,845,337	2,546,801
Taiwan Business Bank *	551,313	181,247
Taiwan Life Insurance	446,182	271,639
Taiwan Pulp & Paper	634,940	207,237
Taiwan Union Technology	9,000	3,151
Teco Electric and Machinery	3,504,000	2,316,959
Tsann Kuen Enterprise	426,139	962,798

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares	Value
Taiwan — continued
TYC Brother Industrial	177,382	$71,395
United Microelectronics	25,149,000	13,184,384
USI	4,215,762	3,942,563
Vanguard International Semiconductor	803,000	325,915
Ve Wong	10,000	6,798
Walsin Technology	1,216,334	349,687
Wan Hai Lines	242,550	135,361
Wellypower Optronics	174,000	93,279
Winbond Electronics *	10,699,000	1,744,205
Yageo	3,818,000	1,175,127
Zig Sheng Industrial	471,300	212,807

		107,377,125

Thailand — 4.0%
Advanced Info Service	1,178,100	5,755,196
Airports of Thailand	225,400	384,660
AJ Plast	331,300	177,922
Bangchak Petroleum	1,375,900	908,067
Bangkok Bank	946,500	4,700,348
Bangkok Bank	260,900	1,295,637
Kiatnakin Bank	715,800	741,042
Krung Thai Bank	7,009,700	3,469,699
Krung Thai Bank	972,300	481,274
Lanna Resources	234,800	186,868
LPN Development	414,000	186,173
Major Cineplex Group	743,700	370,527
Property Perfect	24,337,200	629,885
PTT	350,400	3,854,287
Thanachart Capital	3,543,000	2,980,201
Thanachart Capital	215,100	180,932
Total Access Communication	3,833,900	8,310,297
TPI Polene	5,195,500	2,756,590
TPI Polene	423,200	224,539
Vinythai	317,300	190,934

		37,785,078

Turkey — 5.2%
Advansa Sasa Polyester Sanayi *	377,867	276,514
Aksa Akrilik Kimya Sanayii	114,769	291,364
Alarko Holding	114,089	202,939
Anadolu Sigorta	306,550	148,400
Arcelik	1,600,097	6,935,405
Aselsan Elektronik Sanayi Ve Ticaret	144,269	726,015
Aygaz	305,497	1,547,691
Bagfas Bandirma Gubre Fabrik	17,485	1,633,836
Eczacibasi Yatirim Holding Ortakligi	204,041	527,187
Eregli Demir ve Celik Fabrikalari	2,305,874	5,049,170
Ford Otomotiv Sanayi	23,081	206,579
Gubre Fabrikalari *	22,893	146,263
Haci Omer Sabanci Holding	1,531,185	5,860,995
Ipek Matbacilik Sanayi Ve Ticaret *	178,231	251,821

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Shares/Number of Rights	Value
Turkey — continued
Is Yatirim Menkul Degerler	180,052	$156,082
Kardemir Karabuk Demir Celik Sanayi ve Ticaret *	726,193	339,285
Koza Altin Isletmeleri	45,975	815,205
Koza Anadolu Metal Madencilik Isletmeleri *	608,259	1,307,937
Menderes Tekstil Sanayi ve Ticaret *	373,858	231,491
Pinar Entegre Et ve Un Sanayi	43,360	148,398
Soda Sanayii	119,148	219,986
Tekfen Holding	153,639	527,553
Tofas Turk Otomobil Fabrikasi	148,324	629,532
Trakya Cam Sanayi	97,381	145,263
Turk Sise ve Cam Fabrikalari	4,499,356	9,244,385
Turk Traktor ve Ziraat Makineleri	80,750	1,645,455
Turkiye Halk Bankasi	69,304	456,435
Turkiye Is Bankasi	1,186,489	2,477,835
Turkiye Petrol Rafinerileri	35,272	804,118
Turkiye Vakiflar Bankasi Tao	3,701,409	6,021,431
Vestel Elektronik Sanayi ve Ticaret *	167,025	193,679

		49,168,249

TOTAL COMMON STOCK (Cost $787,730,388)		885,472,806

PREFERRED STOCK — 3.5%
Brazil — 3.5%
Banco do Estado do Rio Grande do Sul	23,500	270,755
Brasil Telecom	368,001	2,349,660
Brasil Telecom ADR	25,785	483,727
Centrais Eletricas Brasileiras	272,420	3,993,559
Centrais Eletricas de Santa Catarina *	4,274	83,336
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	42
Cia de Bebidas das Americas ADR	541,170	19,693,176
Cia de Gas de Sao Paulo	8,600	204,868
Cia Energetica do Ceara	8,800	170,981
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	5,985,463
Embratel Participacoes	60	—
Lojas Americanas	3	29
San Carlos Empreendimentos e Participacoes (A) *	455	—
Tractebel Energia, Ser B (A) *	1	—

TOTAL PREFERRED STOCK (Cost $27,299,290)		33,235,596

RIGHTS — 0.0%
Thailand — 0.0%
Property Perfect, Expires 12/31/12	676,033	—

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

	Number of Rights/Shares	Value
Turkey — 0.0%
Ipek Dogal Enerji Kaynaklari Ve Uretim, Expires 02/17/12	178,231	$135,442

TOTAL RIGHTS (Cost $137,715)		135,442

SHORT-TERM INVESTMENT — 2.4%
Union Bank of California Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $22,474,433)	22,474,433	22,474,433

TOTAL INVESTMENTS — 99.2% (Cost $837,641,826) †		$941,318,277

Percentages are based on Net Assets of $949,336,851.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total of such securities as of January 31, 2012, was $53,052 and represented 0.01% of net assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At January 31, 2012, the tax basis cost of the Portfolio’s investments was $837,641,826, and the unrealized appreciation and depreciation were $161,869,561 and $(58,193,110), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,568,465	$—	$—	$3,568,465
Brazil	137,458,130	—	3	137,458,133
Chile	9,700,530	—		9,700,530
China	89,209,036	—		89,209,036
Czech Republic	3,487,194	—		3,487,194
Egypt	2,618,827	—		2,618,827
Hong Kong	33,246,714	—	53,049	33,299,763
Hungary	340,635	—		340,635
India	70,542,391	—		70,542,391
Indonesia	10,766,502	—		10,766,502
Malaysia	14,870,007	—		14,870,007
Mexico	15,000,071	—		15,000,071
Pakistan	1,194,176	—		1,194,176
Philippines	2,228,758	—		2,228,758
Poland	25,078,717	—		25,078,717
Russia	49,080,793	—		49,080,793
Singapore	1,117,631	—		1,117,631
South Africa	33,392,951	—		33,392,951
South Korea	188,187,774	—		188,187,774
Taiwan	107,377,125	—		107,377,125
Thailand	37,785,078	—		37,785,078
Turkey	49,168,249	—		49,168,249

Total Common Stock	885,419,754	—	53,052	885,472,806
Preferred Stock	33,235,596	—	—	33,235,596
Rights	135,442	—	—	135,442
Short-Term Investment	22,474,433	—	—	22,474,433

Total Investments in Securities	$941,265,225	$—	$53,052	$941,318,277

Of the Level 1 investments presented above, equity investments amounting to $708,982,279 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JANUARY 31, 2012 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning balance as of November 1, 2011	$52,960
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	92
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of January 31, 2012	$53,052

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1000

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 89.1%
		Face Amount (000)(*)	Value
Argentina — 6.2%
Argentina Boden Bonds
7.000%, 10/03/15		390	$382,590
Argentine Republic Government International Bond
8.750%, 06/02/17		280	279,300
8.280%, 12/31/33		427	342,522
0.044%, 12/15/35 (A)		545	72,213
Provincia de Neuquen Argentina
7.875%, 04/26/21 (B)		150	153,750

			1,230,375

Bosnia and Herzegovina — 0.7%
Bosnia & Herzegovina Government International Bond
2.438%, 12/11/21 (A)	DEM	283	132,656

Brazil — 6.5%
Brazil Letras do Tesouro Nacional
10.892%, 01/01/14 (C)	BRL	460	219,155
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/15	BRL	50	62,786
6.000%, 08/15/24	BRL	67	88,006
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/15	BRL	230	129,720
10.000%, 01/01/17	BRL	1,141	628,131
10.000%, 01/01/21	BRL	305	159,898

			1,287,696

Chile — 1.7%
Chile Government International Bond
5.500%, 08/05/20	CLP	161,500	340,977

Colombia — 0.9%
Republic of Colombia
9.850%, 06/28/27	COP	222,000	176,574

Congo — 2.2%
Republic of Congo
3.000%, 06/30/13 (D)		589	424,080

Dominican Republic — 3.0%
Dominican Republic International Bond
14.000%, 02/06/15 (B)	DOP	8,000	208,473
14.000%, 02/10/12 (B)	DOP	15,000	386,950

			595,423

Egypt — 0.8%
Egypt Government International Bond
8.750%, 07/18/12 (B)	EGP	1,050	151,041

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

		Face Amount (000)(*)	Value
Germany — 2.4%
Deutsche Bank MTN
6.667%, 06/21/16 (A)	EUR	225	$288,394
KFW MTN
7.125%, 11/15/12	EGP	1,200	185,496

			473,890

Ghana — 2.5%
Ghana Government Bond
13.450%, 02/17/14	GHS	500	300,429
13.000%, 06/02/14	GHS	315	187,186

			487,615

Hungary — 4.6%
Hungary Government Bond
8.000%, 02/12/15	HUF	63,210	275,169
6.500%, 06/24/19	HUF	15,090	57,064
6.000%, 11/24/23	HUF	125,650	437,309
5.500%, 02/12/16	HUF	32,510	128,869

			898,411

Indonesia — 8.0%
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	2,284,000	364,623
10.000%, 02/15/28	IDR	2,403,000	366,843
9.500%, 07/15/31	IDR	2,060,000	307,093
9.500%, 05/15/41	IDR	1,550,000	232,267
8.250%, 07/15/21	IDR	2,350,000	316,274

			1,587,100

Ivory Coast — 1.5%
Ivory Coast Government International Bond
3.750%, 12/31/32 (B) (E)		505	286,587

Malaysia — 2.5%
Malaysia Government Bond
4.498%, 04/15/30	MYR	255	89,882
4.378%, 11/29/19	MYR	825	288,766
4.232%, 06/30/31	MYR	355	120,607

			499,255

Mexico — 4.2%
Mexican Bonos
8.500%, 05/31/29	MXP	3,480	313,411
8.500%, 11/18/38	MXP	3,091	269,210
Petroleos Mexicanos
7.650%, 11/24/21 (B)	MXP	3,100	239,988

			822,609

Nigeria — 2.3%
International Bank for Reconstruction & Development MTN
8.200%, 12/12/12	NGN	80,000	462,465

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

		Face Amount (000)(*)	Value
Peru — 1.9%
Peruvian Government International Bond
8.200%, 08/12/26 (B)	PEN	260	$115,540
6.950%, 08/12/31	PEN	299	112,299
6.900%, 08/12/37 (B)	PEN	400	155,074

			382,913

Philippines — 1.2%
Philippine Government International Bond
4.950%, 01/15/21	PHP	10,000	243,469

Poland — 5.9%
Poland Government Bond
5.750%, 09/23/22	PLN	2,084	654,078
5.500%, 04/25/15	PLN	500	157,936
5.500%, 10/25/19	PLN	1,120	348,428

			1,160,442

Russia — 3.0%
RusHydro Finance MTN
7.875%, 10/28/15	RUB	2,500	80,271
Russian Foreign Bond
7.850%, 03/10/18 (B)	RUB	15,000	513,158

			593,429

South Africa — 8.6%
South Africa Government Bond
10.500%, 12/21/26	ZAR	8,214	1,259,633
7.250%, 01/15/20	ZAR	1,735	216,745
6.250%, 03/31/36	ZAR	2,345	228,493

			1,704,871

Thailand — 1.9%
Thailand Government Bond
1.200%, 07/14/21	THB	11,000	372,579

Turkey — 4.5%
Turkey Government Bond
10.500%, 01/15/20	TRY	500	297,213
10.000%, 06/17/15	TRY	1,045	597,059

			894,272

Uganda — 3.0%
Republic of Uganda Treasury Bills
22.306%, 11/15/12 (C)	UGX	1,650,000	594,007

Ukraine — 0.7%
National JSC Naftogaz of Ukraine
9.500%, 09/30/14		145	139,744

United Kingdom — 1.8%
Standard Bank MTN
12.390%, 08/12/12 (C)	RSD	30,000	348,510

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

		Face Amount (000)(*)/Number of Warrants/Shares	Value
Uruguay — 1.8%
Uruguay Government International Bond
4.250%, 04/05/27	UYU	6,984	$355,880

Venezuela — 2.8%
Petroleos de Venezuela
4.900%, 10/28/14		660	554,400

Zambia — 2.0%
Zambia Government Bond
10.000%, 09/19/13	ZMK	2,105,000	385,442

TOTAL GLOBAL BONDS (Cost $17,586,729)			17,586,712

WARRANTS — 1.2%
Central Bank of Nigeria, Expires 11/15/20 ‡ (Cost $242,500)		1,250	242,500

SHORT-TERM INVESTMENT — 8.0%
Union Bank N.A. Diversified Money Market, 0.020% (F) (Cost $1,566,813)		1,566,813	1,566,813

TOTAL INVESTMENTS — 98.3% (Cost $19,396,042) †			$19,396,025

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at of January 31, 2012, is as follows:

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
2/1/12	USD	134,000	THB	(4,216,980)	(136,428)	$(2,428)
2/1/12-4/30/12	THB	85,690,420	USD	(2,738,244)	2,763,470	25,226
2/10/12	BRL	2,028,575	USD	(1,117,000)	1,158,780	41,780
2/10/12	CLP	371,589,400	USD	(732,000)	755,377	23,377
2/10/12	USD	301,000	BRL	(549,713)	(314,012)	(13,012)
2/10/12	USD	833,000	CLP	(432,578,200)	(879,357)	(46,357)
2/21/12	MYR	6,982,576	USD	(2,213,391)	2,293,575	80,184
2/21/12	USD	572,781	MYR	(1,827,392)	(600,245)	(27,464)
2/29/12	HUF	315,712,000	USD	(1,348,000)	1,400,027	52,027
2/29/12	USD	925,000	HUF	(217,866,470)	(966,130)	(41,130)
3/5/12	PEN	842,306	USD	(311,000)	312,896	1,896
3/5/12-7/18/12	USD	1,813,000	TRY	(3,445,865)	(1,889,832)	(76,832)
3/7/12-1/23/14	TRY	6,124,198	USD	(3,174,000)	3,254,203	80,203
3/12/12	PLN	4,336,177	USD	(1,273,174)	1,339,093	65,919
3/12/12	SGD	783,725	USD	(609,000)	623,248	14,248
3/12/12	USD	155,000	PLN	(528,240)	(163,130)	(8,130)
3/12/12	USD	326,000	SGD	(423,971)	(337,158)	(11,158)
3/13/12	COP	1,610,249,500	USD	(842,000)	887,825	45,825
3/13/12	USD	37,773	COP	(73,015,500)	(40,258)	(2,485)
3/15/12	PHP	7,649,250	USD	(175,000)	177,808	2,808
3/15/12	USD	315,000	PHP	(13,977,600)	(324,912)	(9,912)
3/19/12	IDR	4,774,240,000	USD	(522,000)	529,392	7,392
3/21/12	MXP	18,038,494	USD	(1,343,251)	1,378,561	35,310
3/22/12	USD	180,000	ZAR	(1,458,000)	(185,258)	(5,258)
3/22/12	ZAR	6,813,347	USD	(836,000)	865,725	29,725
4/4/12-7/26/12	UYU	9,607,500	USD	(480,000)	480,863	863
4/12/12	INR	9,544,130	USD	(181,000)	189,799	8,799
4/17/12	EUR	46,560	USD	(60,000)	60,910	910
4/17/12	USD	814,429	EUR	(634,839)	(830,498)	(16,069)
4/20/12	KRW	320,810,000	USD	(280,000)	285,359	5,359
4/24/12	RUB	42,840,700	USD	(1,372,000)	1,401,190	29,190
4/30/12	TWD	5,734,640	USD	(194,000)	194,329	329
9/20/12	CNY	5,748,016	USD	(909,000)	911,301	2,301
10/30/12	ZMK	954,080,000	USD	(178,000)	178,088	88
12/20/12	KES	40,582,100	USD	(403,000)	420,360	17,360
1/11/13	DOP	23,045,958	USD	(540,000)	526,592	(13,408)

						$297,476

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

The summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at of January 31, 2012, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	$8,770,993	$(8,675,705)	$95,288
Citigroup	2,110,547	(2,064,000)	46,547
HSBC	480,862	(480,000)	862
UBS	17,433,352	(17,278,573)	154,779

			$297,476

For the period ended January 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Currency Legend
BRL	Brazilian Real	KES	Kenyan Shilling	TRY	New Turkish Lira
CLP	Chilean Peso	KRW	Republic of Korean Won	TWD	Taiwan Dollar
CNY	China Yuan Renminbi	MXP	Mexican Peso	UGX	Uganda New Shilling
COP	Colombian Peso	MYR	Malaysian Ringgit	USD	U.S. Dollar
DEM	Deutsche Mark	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	PEN	Peruvian Nuevo Sol	ZAR	South African Rand
EGP	Eqyptian Pound	PHP	Philippine Peso	ZMK	Zambian Kwacha
EUR	Euro Dollar	PLN	Polish Zloty
GHS	Ghanaian Cedi	RSD	Serbian Dinar
HUF	Hungary Forint	RUB	Russian Rouble
IDR	Indonesia Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	THB	Thailand Baht

Outstanding swap agreements held by the Fund at January 31, 2012, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	FLOAT QUARTERLY MXIBOR	5.89%	01/18/19	10,030,000	$1,901
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%	01/20/17	1,644,000	216

					$2,117

Credit Default Swap on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey	Citigroup	1.00%	3/20/2014	2.14%	$440,000	$(9,948)	$(11,803)	$1,855

Percentages are based on Net Assets of $19,727,944.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(*)	In U.S dollars unless otherwise indicated.
‡	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2012. The coupon on a step bond changes on a specified date.
(E)	Security in default on interest payments.
(F)	The rate reported is the 7-day effective yield as of January 31, 2012.

MTN – Medium Term Note

Ser – Series

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $19,396,042, and the unrealized appreciation and depreciation were $627,625 and $(627,642), respectively.

The summary of inputs used to value the Fund’s net assets as of January 31, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$17,586,712	$—	$17,586,712
Warrants	—	242,500	—	242,500
Short-Term Investment	1,566,813	—	—	1,566,813

Total Investments in Securities	$1,566,813	$17,829,212	$—	$19,396,025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts — Appreciation*	$—	$571,119	$—	$571,119
Forward Currency Contracts — Depreciation*	—	(273,643)	—	(273,643)
Credit Default Swap*	—	1,855	—	1,855
Interest Rate Swaps*	—	2,117	—	2,117

Total Other Financial Instruments	$—	$301,448	$—	$301,448

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS DEBT FUND JANUARY 31, 2012 (Unaudited)

Forward Contracts and swaps are valued at the net unrealized appreciation (depreciation) on the instrument. Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1000

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012